Other Non-Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other Non-Current Liabilities
Deferred revenue	¥ 1,258,537		¥ 677,824
Warranty liabilities	1,211,023		655,500
Deferred government grants	315,073		326,373
Deferred construction allowance	19,096		49,484
Non-current finance lease liabilities	35,950		55,107
Others	215,891		85,618
Total	¥ 3,055,570	$ 474,217	¥ 1,849,906